Shareholders' Deficit (Details) - $ / shares	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Shareholders' Deficit (Details) [Line Items]
Preferred stock, shares authorized	1,000,000	1,000,000	1,000,000
Preferred stock, par value (in Dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Ordinary shares, par value (in Dollars per share)	$ 0.0001
Total number of ordinary shares outstanding percentage	20.00%	20.00%
Ordinary shares, description			the Sponsor paid $25,000, or approximately $0.003 per share, to cover certain offering costs in consideration for 7,187,500 Class B Ordinary Shares, par value $0.0001 per share. On February 25, 2021, the Company effected a share dividend whereby the Company issued 1,437,500 Class B Ordinary Shares, resulting in an aggregate of 8,625,000 Class B Ordinary Shares outstanding.
Preference shares, shares issued	0	0	0
Preference shares, shares outstanding	0	0	0
Common Class A [Member]
Shareholders' Deficit (Details) [Line Items]
Common stock, shares authorized	200,000,000	200,000,000	200,000,000
Ordinary shares, par value (in Dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Ordinary shares, shares outstanding	34,500,000	34,500,000	0
Common Class B [Member]
Shareholders' Deficit (Details) [Line Items]
Common stock, shares authorized	20,000,000	20,000,000	20,000,000
Ordinary shares, par value (in Dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Ordinary shares, shares issued	8,625,000	8,625,000	8,625,000
Ordinary shares, shares outstanding	8,625,000	8,625,000	8,625,000